Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards	$ 73,087	$ 72,850
Research credits	3,688	3,593
Capitalized research and development	4	22
Stock compensation	599	361
Accruals and reserves	348	234
Other	504	246
Total deferred tax assets	78,230	77,306
Valuation allowance for deferred tax assets	(78,168)	(77,244)
Net deferred tax assets, included in other assets	$ 62	$ 62